PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2022, and 2021:

	2022				2021
		Accumulated		Carrying		Accumulated	Carrying
	Cost	Depreciation	Impairment	Value	Cost	Depreciation	Value
Land	$1,486,718	$—	$(1,486,718)	$—	$1,486,718	$—	$1,486,718
Buildings	4,541,374	(1,289,314)	(3,252,060)	—	4,401,241	(989,085)	3,412,156
Leasehold property	5,136,738	(2,999,931)	(2,134,654)	2,153	4,261,623	(2,770,810)	1,490,813
Plant and machinery	147,887	(92,197)	(55,690)	—	136,692	(87,050)	49,642
Furniture and fixtures	647,046	(385,473)	(108,736)	152,837	537,964	(330,476)	207,488
Motor vehicles	384,643	(319,993)	(12,808)	51,842	320,103	(281,587)	38,516
Office equipment	99,739	(29,726)	(7,975)	62,038	26,287	(19,528)	6,759
IT equipment	142,100	(113,795)	(3,589)	24,716	113,790	(88,274)	25,516
Computer equipment	53,661	(14,780)	—	38,881	4,456	(4,456)	—
Programs and textbooks	16,594	—	—	16,594	—	—	—
Spa equipment, curtains, crockery, glassware, and linen	487,980	(228,636)	(45,274)	214,070	255,434	(196,926)	58,508
	$13,144,480	$(5,473,845)	$(7,107,504)	$563,131	$11,544,308	$(4,768,192)	$6,776,116

SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT

Reconciliation of property and equipment — 2022

	Opening Balance	Additions (Acquisitions)	Additions	Disposals	Translation	Depreciation	Impairment	Closing Balance
Land	$1,486,718	$—	$—	$—	$—	$—	$(1,486,718)	$—
Buildings	3,412,156	147,296	—	—	(7,164)	(300,228)	(3,252,060)	—
Leasehold property	1,490,813	798,702	76,873	—	(460)	(229,121)	(2,134,654)	2,153
Plant and machinery	49,642	—	11,195	—	—	(5,147)	(55,690)	—
Furniture and fixtures	207,488	16,083	92,849	—	150	(54,997)	(108,736)	152,837
Motor vehicles	38,516	66,244	—	(1,163)	(541)	(38,406)	(12,808)	51,842
Office equipment	6,759	50,955	22,496	—	—	(10,197)	(7,975)	62,038
IT equipment	25,516	24,721	—	—	3,588	(25,520)	(3,589)	24,716
Computer equipment	—	47,071	3,907	—	(1,772)	(10,325)	—	38,881
Programs and textbooks	—	16,594	—	—	—	—	—	16,594
Spa equipment, curtains, crockery, glassware and linen	58,508	253,219	15,360	—	(36,033)	(31,710)	(45,274)	214,070
	$6,776,116	$1,420,885	$222,680	$(1,163)	$(42,232)	$(705,651)	$(7,107,504)	$563,131

Reconciliation of property and equipment — 2021

	Opening Balance	Additions	Translation	Depreciation	Closing Balance
Land	$1,486,718	$—	$—	$—	$1,486,718
Buildings	3,950,627	—	(215,291)	(323,180)	3,412,156
Leasehold Property	1,655,128	—	9,777	(174,092)	1,490,813
Plant & Machinery	84,685	9,981	(37,427)	(7,597)	49,642
Furniture and Fixtures	189,373	65,127	(6,558)	(53,570)	207,488
Motor Vehicles	93,325	—	(21,803)	(33,006)	38,516
Office Equipment	10,435	2,688	—	(6,364)	6,759
IT Equipment	32,989	—	—	(7,473)	25,516
Spa Equipment, curtains, crockery, glassware and linen	93,710	—	—	(35,202)	58,508
	$7,596,990	$77,797	$(258,186)	$(640,485)	$6,776,116